Share-Based Compensation - Summary of Movement of the Restricted Shares (Detail) - Restricted Stock [Member] - 2021 Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, Beginning	739,208	1,478,415
Number of restricted shares, Vested	(739,208)	(739,207)
Number of restricted shares, Ending	0	739,208
Weighted average grant date fair value, Beginning	$ 5.7072	$ 5.7072
Weighted average grant date fair value, Vested	5.7072	5.7072
Weighted average grant date fair value, Ending	$ 0	$ 5.7072